Business Combinations (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Total Consideration Paid, Assets Acquired and Liabilities Assumed

The following table summarizes total consideration paid, assets acquired and liabilities assumed for both the Mainline and Gateway acquisitions:

(dollars in thousands)	Mainline	Gateway	Combined
Consideration Paid
Cash	$12,904	$6,238	$19,142
Common stock	14,786	13,284	28,070
Fair value of previously held equity interest	74	272	346

Fair Value of Total Consideration	$27,764	$19,794	$47,558

Fair Value of Assets Acquired
Cash and cash equivalents	$17,763	$20,018	$37,781
Securities and other investments	73,328	9,564	82,892
Loans	129,501	99,003	228,504
Premises and other equipment	2,280	495	2,775
Core deposit intangible	900	431	1,331
Other assets	12,438	2,665	15,103

Total Assets Acquired	$236,210	$132,176	$368,386
Fair Value of Liabilities Assumed
Deposits	205,989	105,400	311,389
Borrowings	6,997	9,777	16,774
Other liabilities	2,144	1,068	3,212

Total Liabilities Assumed	$215,130	$116,245	$331,375

Total Fair Value of Identifiable Net Assets	21,080	15,931	37,011

Goodwill	$6,684	$3,863	$10,547